DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.8%
Brazil — 5.2%
Banco do Brasil SA*	60,300	$371,736
Hypera SA*	42,700	253,481
Petrobras Distribuidora SA	77,400	330,316
Vale SA	25,000	402,548
YDUQS Participacoes SA	28,500	174,550

		1,532,631

China — 34.5%
Alibaba Group Holding, Ltd., SP ADR*	8,834	2,242,334
China Construction Bank Corp., Class H	809,000	612,752
China Lesso Group Holdings, Ltd.	223,000	369,950
China Maple Leaf Educational Systems, Ltd.*	394,000	95,324
China Oriental Group Co., Ltd.	838,000	226,924
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	48,500	185,983
Chinasoft International, Ltd.*	380,000	459,900
Dali Foods Group Co., Ltd.(a)	692,500	417,084
Dongfeng Motor Group Co., Ltd., Class H	322,000	317,183
Fu Shou Yuan International Group, Ltd.	154,000	146,509
Haier Smart Home Co., Ltd., Class H*	96,000	397,459
Haitian International Holdings, Ltd.	148,001	533,602

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Industrial & Commercial Bank of China, Ltd., Class H	236,000	$150,537
JD.com, Inc., ADR*	1,639	145,363
LexinFintech Holdings, Ltd., ADR*	11,484	89,231
Livzon Pharmaceutical Group, Inc., Class H	56,170	207,456
Lonking Holdings, Ltd.	783,000	259,845
Meituan, Class B*	3,200	147,550
PICC Property & Casualty Co., Ltd., Class H	299,000	217,196
Ping An Insurance Group Co. of China, Ltd., Class H	48,500	571,223
Shimao Group Holdings, Ltd.	135,500	391,777
Sinopec Engineering Group Co., Ltd., Class H	535,000	246,801
Sinopharm Group Co., Ltd., Class H	141,200	346,032
Tencent Holdings, Ltd.	15,400	1,372,191

		10,150,206

Greece — 0.9%
JUMBO SA	16,171	253,318

India — 6.4%
Biocon, Ltd.*	21,055	107,154
HCL Technologies, Ltd.	48,940	611,395
ICICI Bank, Ltd., SP ADR*	24,509	370,086
Just Dial, Ltd.*	42,944	352,689
Reliance Industries, Ltd., SP GDR(a)	8,550	432,303

		1,873,627

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	934,684	$277,103
Media Nusantara Citra Tbk PT*	4,413,800	324,215

		601,318

Kazakhstan — 0.9%
Halyk Savings Bank of Kazakhstan JSC, GDR	21,126	267,933

Malaysia — 0.6%
Bermaz Auto Bhd	565,100	189,452

Mexico — 0.8%
Kimberly-Clark de Mexico SAB de CV, Class A	127,400	223,800

Russia — 3.8%
Ros Agro PLC, GDR	15,856	191,046
Sberbank of Russia PJSC, SP ADR	41,820	572,180
Tatneft PJSC, SP ADR	9,402	364,415

		1,127,641

Saudi Arabia — 0.6%
Saudi British Bank (The)	23,937	170,742

South Africa — 9.8%
Absa Group, Ltd.	33,158	248,649
Aspen Pharmacare Holdings, Ltd.*	25,744	243,027
Bid Corp., Ltd.	23,161	384,608
MultiChoice Group, Ltd.	37,196	316,758
Naspers, Ltd., N Shares	5,749	1,329,912
Old Mutual, Ltd.	166,288	142,035
Sasol, Ltd.*	15,177	163,599
Tsogo Sun Gaming, Ltd.*	209,762	69,272

		2,897,860

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — 13.5%
DongKook Pharmaceutical Co., Ltd.	5,761	$159,908
Hyundai Mipo Dockyard Co., Ltd.*	4,771	183,643
Hyundai Mobis Co., Ltd.*	1,788	506,700
Hyundai Motor Co.	2,662	542,759
Samsung Electronics Co., Ltd.	26,298	1,922,569
Shinhan Financial Group Co., Ltd.*	13,696	375,606
SK Innovation Co., Ltd.*	1,171	292,335

		3,983,520

Taiwan — 13.8%
CTBC Financial Holding Co., Ltd.	511,918	346,803
Hon Hai Precision Industry Co., Ltd.	202,164	804,028
Novatek Microelectronics Corp.	34,692	486,471
Taiwan Semiconductor Manufacturing Co., Ltd.	115,000	2,430,340

		4,067,642

Thailand — 1.3%
Kasikornbank PCL, NVDR	51,671	218,161
Major Cineplex Group PCL	245,900	149,298

		367,459

Turkey — 1.7%
KOC Holding AS	61,063	167,216
Tofas Turk Otomobil Fabrikasi AS	32,855	161,804

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Turkcell Iletisim Hizmetleri AS	81,470	$178,407

		507,427

TOTAL COMMON STOCKS (Cost $21,172,007)		28,214,576

PREFERRED STOCKS — 2.5%
Brazil — 1.8%
Azul SA*	17,900	131,026
Petroleo Brasileiro SA	84,100	411,938

		542,964

Chile — 0.7%
Embotelladora Andina SA, Class B	85,030	215,234

TOTAL PREFERRED STOCKS (Cost $744,526)		758,198

EXCHANGE TRADED FUND — 1.3%
iShares MSCI Emerging Market Index Fund	7,095	378,234

TOTAL EXCHANGE TRADED FUND (Cost $322,555)		378,234

Value

TOTAL INVESTMENTS - 99.6% (Cost $22,239,088)	$29,351,008
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	105,316

NET ASSETS - 100.0%	$29,456,324

*	Non-income producing.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2021, these securities amounted to $849,387 or 2.88% of net assets. These securities have been determined by the Adviser to be liquid securities.

Portfolio holdings are subject to change at any time.
ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 3.9%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)(b)	$200,000	$20

Netherlands — 3.5%
Petrobras Global Finance BV 7.38%, 01/17/2027	100,000	124,950
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	120,125
Petrobras Global Finance BV 6.85%, 06/05/2115	10,000	11,665

		256,740

Venezuela — 0.4%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)(c)	300,000	11,250
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)	100,000	3,750
Petroleos de Venezuela SA 5.38%, 04/12/2027(a)(b)	350,000	13,125

		28,125

TOTAL CORPORATE BONDS AND NOTES (Cost $700,402)		284,885

FOREIGN GOVERNMENT BONDS AND NOTES — 16.5%
Argentina — 3.5%
Argentine Republic Government International Bond 1.00%, 07/09/2029	34,004	14,112
Argentine Republic Government International Bond 0.13%, 07/09/2030(d)	181,528	69,481

	Par Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Argentina — (Continued)
Argentine Republic Government International Bond 0.13%, 07/09/2035(d)	$516,871	$176,646

		260,239

Dominican Republic — 3.4%
Dominican Republic International Bond 7.45%, 04/30/2044	200,000	251,100

Ecuador — 1.2%
Ecuador Government International Bond 0.00%, 07/31/2030(c)(e)	8,116	3,490
Ecuador Government International Bond 0.50%, 07/31/2030(c)(d)	37,800	20,128
Ecuador Government International Bond 0.50%, 07/31/2035(c)(d)	99,060	45,072
Ecuador Government International Bond 0.50%, 07/31/2040(c)(d)	45,400	19,749

		88,439

Mexico — 7.7%
Petroleos Mexicanos 6.50%, 06/02/2041	125,000	109,808
Petroleos Mexicanos 5.50%, 06/27/2044	200,000	163,127
Petroleos Mexicanos 5.63%, 01/23/2046	50,000	40,340
Petroleos Mexicanos 6.75%, 09/21/2047	25,000	21,838

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

	Par Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Mexico — (Continued)
Petroleos Mexicanos 7.69%, 01/23/2050	$250,000	$236,370

		571,483

Ukraine — 0.6%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(a)(b)	160,000	43,200

Venezuela — 0.1%
Venezuela Government International Bond 7.00%, 12/01/2018(a)(b)	50,000	4,700

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $1,456,658)		1,219,161

TOTAL INVESTMENTS - 20.4%
(Cost $2,157,060)		1,504,046
OTHER ASSETS IN EXCESS OF LIABILITIES - 79.6%		5,859,162

NET ASSETS - 100.0%		$7,363,208

(a)	Security is deemed illiquid at January 31, 2021.
(b)	Securities are currently in default. Investments with a total aggregate value of $76,045 or 1.03% of net assets were in default as of January 31, 2021.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2021 these securities amounted to $99,689 or 1.35% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)

Variable rate investments. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

(e)	Zero coupon bond.

Portfolio holdings are subject to change at any time.

CJSC	Closed Joint Stock Company
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2021

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2021

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1—	quoted prices in active markets for identical securities;

•	Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2021, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 01/31/21	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$1,532,631	$1,532,631	$—	$—
China	10,150,206	2,874,387	7,275,819	—
Greece	253,318	—	253,318	—
India	1,873,627	370,086	1,503,541	—
Indonesia	601,318	—	601,318	—
Kazakhstan	267,933	—	267,933	—
Malaysia	189,452	—	189,452	—
Mexico	223,800	223,800	—	—
Russia	1,127,641	—	1,127,641	—
Saudi Arabia	170,742	—	170,742	—
South Africa	2,897,860	—	2,897,860	—
South Korea	3,983,520	—	3,983,520	—
Taiwan	4,067,642	—	4,067,642	—
Thailand	367,459	—	367,459	—
Turkey	507,427	—	507,427	—
Preferred Stocks	758,198	758,198	—	—
Exchange Traded Fund	378,234	378,234	—	—

Total Investments	$29,351,008	$6,137,336	$23,213,672	$—

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 01/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$284,885	$—	$284,885	$—
Foreign Government Bonds and Notes	1,219,161	—	1,219,161	—

Total Assets	$1,504,046	$—	$1,504,046	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.